Guarantor and Non-Guarantor Supplemental Financial Information	6 Months Ended
Jun. 30, 2017
Guarantor And Non Guarantor Supplemental Financial Information [Abstract]
Guarantor and Non-Guarantor Supplemental Financial Information
GUARANTOR AND NON-GUARANTOR SUPPLEMENTAL FINANCIAL INFORMATION
The 2019 notes, 2020 notes, 2022 private placement notes and 2022 notes were issued by APX. The 2019 notes, 2020 notes, 2022 private placement notes and 2022 notes are fully and unconditionally guaranteed, jointly and severally by Holdings and each of APX’s existing and future material wholly-owned U.S. restricted subsidiaries. APX’s existing and future foreign subsidiaries are not expected to guarantee the notes.
Presented below is the condensed consolidating financial information of APX, subsidiaries of APX that are guarantors (the “Guarantor Subsidiaries”), and APX’s subsidiaries that are not guarantors (the “Non-Guarantor Subsidiaries”) as of June 30, 2017 and December 31, 2016 and for the three and six months ended June 30, 2017 and 2016. The unaudited condensed consolidating financial information reflects the investments of APX in the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries using the equity method of accounting.
Immaterial Error Correction
The Company has revised its supplemental condensed consolidating balance sheet and its supplemental condensed consolidated statements of cash flows as of and for the six months ended June 30, 2017 to properly reflect the classification of APX, Guarantor Subsidiaries and Eliminations balances. The revised amounts that were reported in the initial Form 10-Q filing are summarized in footnote (1) to the supplemental condensed consolidated balance sheet and supplemental condensed consolidated statements of cash flows below.

Supplemental Condensed Consolidating Balance Sheet
June 30, 2017
(In thousands)
(unaudited)

	Parent	APX Group, Inc.		Guarantor Subsidiaries		Non-Guarantor Subsidiaries	Eliminations		Consolidated
Assets
Current assets	$—	$4,454	(1)	$232,076	(1)	$24,318	$(105,914)	(1)	$154,934
Property, plant and equipment, net	—	—		64,820		839	—		65,659
Subscriber acquisition costs, net	—	—		1,084,164		86,123	—		1,170,287
Deferred financing costs, net	—	3,407		—		—	—		3,407
Investment in subsidiaries	—	2,210,678	(1)	—		—	(2,210,678)	(1)	—
Intercompany receivable	—	—		6,303		—	(6,303)		—
Intangible assets, net	—	—		397,007		29,609	—		426,616
Goodwill	—	—		809,678		26,437	—		836,115
Long-term investments and other assets	—	106		53,603		5,350	(106)		58,953
Total Assets	$—	$2,218,645	(1)	$2,647,651	(1)	$172,676	$(2,323,001)	(1)	$2,715,971
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	$—	$17,269	(1)	$277,575	(1)	$100,090	$(105,914)	(1)	$289,020
Intercompany payable	—	—		—		6,303	(6,303)		—
Notes payable and revolving credit facility, net of current portion	—	2,611,225		—		—	—		2,611,225
Capital lease obligations, net of current portion	—	—		4,488		461	—		4,949
Deferred revenue, net of current portion	—	—		144,026		10,218	—		154,244
Other long-term obligations	—	—		58,930		—	—		58,930
Accumulated losses of investee	409,849						(409,849)		—
Deferred income tax liability	—	—		106		7,452	(106)		7,452
Total (deficit) equity	(409,849)	(409,849)		2,162,526	(1)	48,152	(1,800,829)	(1)	(409,849)
Total liabilities and stockholders’ (deficit) equity	$—	$2,218,645	(1)	$2,647,651	(1)	$172,676	$(2,323,001)	(1)	$2,715,971

(1) The following were the numbers as reported in the original Form 10-Q, which have been revised in the consolidating tables above:

	APX Group, Inc.	Guarantor Subsidiaries	Eliminations
Assets
Current assets	$187,064	$(952,377)	$895,929
Investment in subsidiaries	970,796	—	(970,796)
Total Assets	1,161,373	1,463,198	(81,276)
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	(1,040,003)	333,004	895,929
Total (deficit) equity	(409,849)	922,644	(560,947)
Total liabilities and stockholders’ (deficit) equity	1,161,373	1,463,198	(81,276)

Supplemental Condensed Consolidating Balance Sheet
December 31, 2016
(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$25,136	$143,954	$3,730	$(67,799)	$105,021
Property, plant and equipment, net	—	—	62,781	845	—	63,626
Subscriber acquisition costs, net	—	—	974,975	77,459	—	1,052,434
Deferred financing costs, net	—	4,420	—	—	—	4,420
Investment in subsidiaries	—	2,228,903	—	—	(2,228,903)	—
Intercompany receivable	—	—	9,492	—	(9,492)	—
Intangible assets, net	—	—	443,189	32,203	—	475,392
Goodwill	—	—	809,678	25,555	—	835,233
Long-term investments and other assets	—	106	11,523	13	(106)	11,536
Total Assets	$—	$2,258,565	$2,455,592	$139,805	$(2,306,300)	$2,547,662
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	$—	$17,047	$160,956	$74,987	$(67,799)	$185,191
Intercompany payable	—	—	—	9,492	(9,492)	—
Notes payable and revolving credit facility, net of current portion	—	2,486,700	—	—	—	2,486,700
Capital lease obligations, net of current portion	—	—	7,368	567	—	7,935
Deferred revenue, net of current portion	—	—	53,991	4,743	—	58,734
Accumulated Losses of Investee	245,182				(245,182)	—
Other long-term obligations	—	—	47,080	—	—	47,080
Deferred income tax liability	—	—	106	7,204	(106)	7,204
Total (deficit) equity	(245,182)	(245,182)	2,186,091	42,812	(1,983,721)	(245,182)
Total liabilities and stockholders’ (deficit) equity	$—	$2,258,565	$2,455,592	$139,805	$(2,306,300)	$2,547,662

Supplemental Condensed Consolidating Statements of Operations and Comprehensive Loss
For the Three Months Ended June 30, 2017
(In thousands)
(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$201,547	$11,255	$(676)	$212,126
Costs and expenses	—	—	232,927	10,338	(676)	242,589
(Loss) income from operations	—	—	(31,380)	917	—	(30,463)
Loss from subsidiaries	(84,237)	(30,287)	—	—	114,524	—
Other expense (income), net	—	53,950	803	(1,711)	—	53,042
(Loss) income before income tax expenses	(84,237)	(84,237)	(32,183)	2,628	114,524	(83,505)
Income tax expense	—	—	93	639	—	732
Net (loss) income	$(84,237)	$(84,237)	$(32,276)	$1,989	$114,524	$(84,237)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	$(84,237)	$(84,237)	$(32,276)	$1,989	$114,524	$(84,237)
Foreign currency translation adjustment	—	1,164	—	1,165	(1,165)	1,164
Unrealized loss on marketable securities	—	(401)	(401)	—	401	(401)
Total other comprehensive income (loss)	—	763	(401)	1,165	(764)	763
Comprehensive (loss) income	$(84,237)	$(83,474)	$(32,677)	$3,154	$113,760	$(83,474)

Supplemental Condensed Consolidating Statements of Operations and Comprehensive Loss
For the Three Months Ended June 30, 2016
(In thousands)
(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$171,315	$10,168	$(676)	$180,807
Costs and expenses	—	—	203,030	11,326	(676)	213,680
Loss from operations	—	—	(31,715)	(1,158)	—	(32,873)
Loss from subsidiaries	(89,722)	(32,449)	—	—	122,171	—
Other expense, net	—	57,273	236	(212)	—	57,297
Loss before income tax expenses	(89,722)	(89,722)	(31,951)	(946)	122,171	(90,170)
Income tax expense (benefit)	—	—	121	(569)	—	(448)
Net loss	$(89,722)	$(89,722)	$(32,072)	$(377)	$122,171	$(89,722)
Other comprehensive loss, net of tax effects:						—
Net loss	$(89,722)	$(89,722)	$(32,072)	$(377)	$122,171	$(89,722)
Foreign currency translation adjustment	—	40	—	40	(40)	40
Total other comprehensive income	—	40	—	40	(40)	40
Comprehensive loss	$(89,722)	$(89,682)	$(32,072)	$(337)	$122,131	$(89,682)

Supplemental Condensed Consolidating Statements of Operations and Comprehensive Loss
For the Six Months Ended June 30, 2017
(In thousands)
(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$395,515	$23,315	$(1,351)	$417,479
Costs and expenses	—	—	445,668	20,152	(1,351)	464,469
(Loss) income from operations	—	—	(50,153)	3,163	—	(46,990)
Loss from subsidiaries	(166,873)	(47,496)	—	—	214,369	—
Other expense (income), net	—	119,377	1,741	(2,386)	—	118,732
(Loss) income before income tax expenses	(166,873)	(166,873)	(51,894)	5,549	214,369	(165,722)
Income tax (benefit) expense	—	—	(269)	1,420	—	1,151
Net (loss) income	$(166,873)	$(166,873)	$(51,625)	$4,129	$214,369	$(166,873)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	$(166,873)	$(166,873)	$(51,625)	$4,129	$214,369	$(166,873)
Foreign currency translation adjustment	—	1,576	—	1,576	(1,576)	1,576
Unrealized gain on marketable securities	—	(258)	(258)	—	258	(258)
Total other comprehensive income (loss)	—	1,318	(258)	1,576	(1,318)	1,318
Comprehensive (loss) income	$(166,873)	$(165,555)	$(51,883)	$5,705	$213,051	$(165,555)
Supplemental Condensed Consolidating Statements of Operations and Comprehensive Loss
For the Six Months Ended June 30, 2016
(In thousands)
(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$337,256	$19,155	$(1,351)	$355,060
Costs and expenses	—	—	373,319	19,640	(1,351)	391,608
Loss from operations	—	—	(36,063)	(485)	—	(36,548)
Loss from subsidiaries	(134,815)	(32,494)	—	—	167,309	—
Other expense (income), net	—	102,321	(1,428)	(3,298)	—	97,595
(Loss) income before income tax expenses	(134,815)	(134,815)	(34,635)	2,813	167,309	(134,143)
Income tax expense	—	—	185	487	—	672
Net (loss) income	$(134,815)	$(134,815)	$(34,820)	$2,326	$167,309	$(134,815)
Other comprehensive loss, net of tax effects:
Net (loss) income	$(134,815)	$(134,815)	$(34,820)	$2,326	$167,309	$(134,815)
Foreign currency translation adjustment	—	2,801	—	2,801	(2,801)	2,801
Total other comprehensive income	—	2,801	—	2,801	(2,801)	2,801
Comprehensive (loss) income	$(134,815)	$(132,014)	$(34,820)	$5,127	$164,508	$(132,014)

Supplemental Condensed Consolidating Statements of Cash Flows
For the Six Months Ended June 30, 2017
(In thousands)
(unaudited)

	Parent	APX Group, Inc.		Guarantor Subsidiaries		Non-Guarantor Subsidiaries	Eliminations		Consolidated
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$—	$—		$(136,796)		$3,535	$—		$(133,261)
Cash flows from investing activities:
Capital expenditures	—	—		(11,435)		—	—		(11,435)
Proceeds from sale of assets	—	—		319		—	—		319
Investment in subsidiary	—	(129,560)	(1)	—		—	129,560	(1)	—
Acquisition of intangible assets	—	—		(743)		—	—		(743)
Acquisition of other assets	—	—		(143)		—	—		(143)
Net cash used in investing activities	—	(129,560)	(1)	(12,002)		—	129,560	(1)	(12,002)
Cash flows from financing activities:
Proceeds from notes payable	—	324,750		—		—	—		324,750
Repayment on notes payable	—	(300,000)		—		—	—		(300,000)
Borrowings from revolving credit facility	—	113,000		—		—	—		113,000
Repayments on revolving credit facility	—	(13,000)		—		—	—		(13,000)
Intercompany receivable	—	—		3,189		—	(3,189)		—
Intercompany payable	—	—		129,560	(1)	(3,189)	(126,371)	(1)	—
Repayments of capital lease obligations	—	—		(4,549)		(163)	—		(4,712)
Payments of other long-term obligations	—	—		(1,164)		—	—		(1,164)
Financing costs	—	(9,460)		—		—	—		(9,460)
Deferred financing costs	—	(6,191)		—		—	—		(6,191)
Net cash provided by (used in) financing activities	—	109,099		127,036	(1)	(3,352)	(129,560)	(1)	103,223
Effect of exchange rate changes on cash	—	—		—		(10)	—		(10)
Net increase (decrease) in cash and cash equivalents	—	(20,461)	(1)	(21,762)	(1)	173	—		(42,050)
Cash and cash equivalents:
Beginning of period	—	24,680		18,186		654	—		43,520
End of period	$—	$4,219	(1)	$(3,576)	(1)	$827	$—		$1,470

(1) The following were the numbers as reported in the original Form 10-Q, which have been revised in the consolidating tables above:

	APX Group, Inc.	Guarantor Subsidiaries	Eliminations
Cash flows from operating activities:
Investment in subsidiary	$(2,380)	$—	$2,380
Net cash used in investing activities	(2,380)	(12,002)	2,380
Cash flows from financing activities:
Intercompany payable	—	2,380	809
Net cash provided by (used in) financing activities	109,099	(144)	(2,380)
Net increase (decrease) in cash and cash equivalents	106,719	(148,942)	—
Cash and cash equivalents:
End of period	131,399	(130,756)	—

Supplemental Condensed Consolidating Statements of Cash Flows
For the Six Months Ended June 30, 2016
(In thousands)
(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$—	$—	$(176,661)	$5,088	$—	$(171,573)
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment	—	—	(1,791)	—	—	(1,791)
Capital expenditures	—	—	(4,526)	—	—	(4,526)
Investment in subsidiary	(69,800)	(187,004)	—	—	256,804	—
Acquisition of intangible assets	—	—	(505)	—	—	(505)
Proceeds from sale of assets	—	—	1,925	—	—	1,925
Net cash used in investing activities	(69,800)	(187,004)	(4,897)	—	256,804	(4,897)
Cash flows from financing activities:
Proceeds from notes payable	—	500,000	—	—	—	500,000
Repayment on notes payable	—	(235,535)	—	—	—	(235,535)
Borrowings from revolving credit facility	—	57,000	—	—	—	57,000
Repayments on revolving credit facility	—	(77,000)	—	—	—	(77,000)
Intercompany receivable	—	—	6,621	—	(6,621)	—
Intercompany payable	—	—	187,004	(6,621)	(180,383)	—
Proceeds from capital contributions	69,800	69,800	—	—	(69,800)	69,800
Repayments of capital lease obligations	—	—	(3,955)	(1)	—	(3,956)
Financing costs	—	(8,274)	—	—	—	(8,274)
Deferred financing costs	—	(6,277)	—	—	—	(6,277)
Net cash provided by (used in) financing activities	69,800	299,714	189,670	(6,622)	(256,804)	295,758
Effect of exchange rate changes on cash	—	—	—	(441)	—	(441)
Net increase (decrease) in cash and cash equivalents	—	112,710	8,112	(1,975)	—	118,847
Cash and cash equivalents:
Beginning of period	—	2,299	(1,941)	2,201	—	2,559
End of period	$—	$115,009	$6,171	$226	$—	$121,406